Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each category:
	Three Months Ended June 30, 2023		Six Months Ended June 30, 2023		Three Months Ended June 30, 2022		Six Months Ended June 30, 2022
	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Numerator
Allocation of net income (loss)	$594,429	$159,648	$989,744	$256,349	$54,167	$13,542	$(21,568)	$(5,422)
Denominator
Weighted average shares outstanding	15,358,885	4,125,000	15,926,290	4,125,000	16,500,000	4,125,000	16,408,840	4,125,000
Basic and diluted net income (loss) per share	$0.04	$0.04	$0.06	$0.06	$0.00	$0.00	$(0.00)	$(0.00)
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each category:
	For the year ended December 31, 2022		For the period from April 5, 2021, (inception) through December 31, 2021
	Redeemable	Non- redeemable	Redeemable	Non- redeemable

Numerator
Allocation of net income (loss)	$909,705	$228,051	$(19,048)	$(136,192)
Denominator
Weighted average shares outstanding	16,454,795	4,125,000	576,923	4,125,000
Basic and diluted net income (loss) per share	$0.06	$0.06	$(0.03)	$(0.03)